Financial risk management and financial instruments, Loss Allowance for Trade Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Loss Allowance for Trade Receivables [Abstract]
Beginning balance	$ 42.4	$ 41.9
Accounting policy change (IFRS 9 - recognized against retained earnings on November 1, 2018)	0.0	20.0
Revised beginning balance	42.4	61.9
Loss allowance provided in the period	(4.8)	16.0
Receivables written off as uncollectable	(19.7)	(35.5)
Ending balance	$ 17.9	$ 42.4